---------------------------------------
                                  SMITH BARNEY
                                   DIVERSIFIED
                              LARGE CAP GROWTH FUND
                     ---------------------------------------
                       SEMI-ANNUAL REPORT | APRIL 30, 2001


                        [SMITH BARNEY MUTUAL FUNDS LOGO]

            ---------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
            ---------------------------------------------------------

[PHOTO OMITTED]                              Semi-Annual Report o April 30, 2001
RICHARD GOLDMAN
PORTFOLIO MANAGER                            SMITH BARNEY DIVERSIFIED
                                             LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
RICHARD GOLDMAN
--------------------------------------------------------------------------------
Richard Goldman has more than 16 years of experience in the investment industry and has been managing the Fund since 1996.

Education: BS from Lehigh University, MBA from New York University

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------
FUND INCEPTION
--------------------------------------------------------------------------------
October 19, 1990

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
16 Years (Richard Goldman)

                 CLASS A       CLASS B      CLASS L
--------------------------------------------------------------------------------
NASDAQ           CFLGX         CFCBX        N/A
--------------------------------------------------------------------------------
INCEPTION        10/19/90      1/4/99       9/22/00
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2001 (UNAUDITED)

                            WITHOUT SALES CHARGES(1)
                          Class A              Class B              Class L
--------------------------------------------------------------------------------
Six Months*               (19.62)%             (19.91)%             (19.87)%
--------------------------------------------------------------------------------
One-Year                  (23.10)%             (23.66)%             --
--------------------------------------------------------------------------------
Five-Year                 11.32%               --                   --
--------------------------------------------------------------------------------
Ten-Year                  12.64%               --                   --
--------------------------------------------------------------------------------
Since Inception+          13.58%                (5.52)%             (22.11)%*
--------------------------------------------------------------------------------

                              WITH SALES CHARGES(2)
                          Class A              Class B            Class L
--------------------------------------------------------------------------------
Six Months*               (23.64)%             (23.92)%             (21.46)%
--------------------------------------------------------------------------------
One-Year                  (26.95)%             (27.48)%             --
--------------------------------------------------------------------------------
Five-Year                 10.18%               --                   --
--------------------------------------------------------------------------------
Ten-Year                  12.07%               --                   --
--------------------------------------------------------------------------------
Since Inception+          13.03%                (6.92)%             (22.89)%*
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of all applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Class L shares also reflect the deduction of 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Inception dates for Class A, B and L shares are October 19,1990, January 4, 1999 and September 22, 2000, respectively.

*    Not Annualized

WHAT'S INSIDE
A Message from the President ...............................................   1
Fund at a Glance ...........................................................   2
Shareholder Letter .........................................................   3
SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
Statement of Assets and Liabilities ........................................   6
Statement of Operations ....................................................   7
Statement of Changes in Net Assets .........................................   8
Financial Highlights .......................................................   9
Notes to Financial Statements ..............................................  12
LARGE CAP GROWTH PORTFOLIO
Portfolio of Investments ...................................................  15
Statement of Assets and Liabilities ........................................  17
Statement of Operations ....................................................  18
Statement of Changes in Net Assets .........................................  19
Financial Highlights .......................................................  20
Notes to Financial Statements ..............................................  21


                        [SMITH BARNEY MUTUAL FUNDS LOGO]

  ----------------------------------------------------------------------------
  Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
  ----------------------------------------------------------------------------

================================================================================
                          A MESSAGE FROM THE PRESIDENT
================================================================================

The year 2001 began as a period of transition in the United States. Investors have witnessed a widespread rationalization of stock valuations across many industries--most notably in the New Economy sectors of technology and telecommunications.

Our opinion is that the stock market in general has experienced a significant correction and appears to be in a period of consolidation. We believe that the major part of the stock market correction is behind us because of positive trends, such as moderate inflation, declining short-term interest rates, and a reasonable level of consumer confidence and spending. Moreover, these trends are supplemented by what we expect will be a significant amount of capital investment in energy production in the U.S. In our view, the prospect of near-term tax relief is another positive factor.

                                [PHOTO OMITTED]

                               HEATH B. MCLENDON
                                   PRESIDENT

Yet, the economy faces significant short-term challenges. Many corporations continue to experience pressure on earnings as business slows, inventories rise and layoffs increase. While there are no guarantees, we believe that the present retrenchment, however, may serve to build a framework for improved profitability in the months and quarters ahead, possibly setting the stage for a recovery in the latter part of 2001.

The manager uses a growth approach, emphasizing well-established companies with what he deems to be superior management teams. The manager looks principally for issuers with long histories of strong, relatively predictable earnings growth rates and the products and strategies for continuing above-average growth.

On April 1, 2001, Citibank, N.A., the fund's investment adviser, transferred its asset management business, including investment management of the fund, to its newly formed affiliate, Citi Fund Management Inc. ("CFM"). The Fund anticipates that the current Citibank personnel will continue to advise the fund's portfolio through CFM. CFM is located at 100 Stamford Place, Stamford, Connecticut. The manager and Citibank are subsidiaries of Citigroup Inc.

We thank you for your continued confidence in our investment management approach.


Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
President


MAY 3, 2001

                   1 | 2001 Semi-annual Report to Shareholders

================================================================================
SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND AT A GLANCE (UNAUDITED)
================================================================================
GROWTH OF $10,000 INVESTED IN SHARES OF THE
SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND CLASS A VS. BENCHMARKS
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made ten years ago would have grown to $31,247 with sales charge (as of 4/30/01). The graph shows how the Fund compares to its benchmarks over the same period.

         [The table below represents a line chart in the printed piece.]

              Smith Barney
               Diversified        Lipper          S&P 500
               Large Cap       Growth Funds     Barra Growth
              Growth Fund         Index            Index
                 -----            -----            -----
4/30/91           9500            10000            10000
                 10147            10413            10378
                  9572             9902             9944
                 10134            10393            10476
                 10705            10709            10814
                 10343            10611            10577
                 10579            10829            10706
                 10125            10397            10433
                 11245            11547            11903
                 11063            11606            11485
                 11336            11769            11553
                 11036            11419            11285
4/30/92          11081            11342            11404
                 11054            11405            11493
                 10701            11073            11255
                 11158            11470            11763
                 10847            11220            11628
                 11085            11395            11765
                 11368            11624            11941
                 11998            12203            12424
                 12099            12429            12506
                 12163            12582            12371
                 11990            12385            12271
                 12685            12728            12444
4/30/93          12483            12333            11870
                 12840            12781            12293
                 12715            12820            12188
                 12550            12789            11937
                 13118            13330            12373
                 13154            13466            12183
                 13337            13653            12637
                 13173            13386            12628
                 13583            13773            12716
                 13858            14179            12988
                 13638            13958            12756
                 13032            13301            12166
4/30/94          13271            13345            12221
                 13537            13396            12420
                 13149            12945            12156
                 13560            13287            12544
                 13897            13895            13213
                 13541            13645            13024
                 13794            13861            13328
                 13336            13341            12891
                 13528            13464            13114
                 13614            13558            13439
                 14093            14064            13963
                 14437            14454            14402

4/30/95          14591            14751            14776
                 15060            15180            15305
                 15298            15803            15891
                 15781            16539            16398
                 15627            16667            16344
                 16100            17147            17151
                 16149            16890            17289
                 17018            17478            17911
                 17255            17539            18113
                 17706            17914            18805
                 17816            18319            18976
                 18137            18482            18897
4/30/96          18278            19091            19265
                 18609            19597            19974
                 18814            19314            20224
                 17740            18167            19292
                 18216            18808            19577
                 19230            19875            20936
                 19240            20010            21390
                 20314            21203            22988
                 19643            20895            22457
                 20806            21963            24215
                 20666            21644            24419
                 19579            20621            23259
4/30/97          21247            21388            25136
                 22302            22970            26627
                 23393            23875            27977
                 25029            25883            30193
                 23347            25024            28185
                 24438            26415            29622
                 24018            25414            28731
                 25404            25841            30291
                 25807            26087            30663
                 26446            26209            31694
                 28306            28185            33896
                 29668            29426            35648
4/30/98          29697            29776            35947
                 28930            28903            35225
                 31287            29953            37733
                 30875            29258            37710
                 26872            24465            32804
                 28873            25916            34999
                 30477            27751            37932
                 32209            29436            40501
                 35404            31753            43582
                 36962            33051            46243
                 35188            31706            44429
                 36823            33095            46581
4/30/99          35589            34052            46491
                 34339            33425            45136
                 36977            35431            48366
                 35666            34502            46836
                 36083            34168            47485
                 35851            33594            46677
                 37672            35553            49905
                 38798            37096            52040
                 41486            40579            55892
                 38754            39000            52169
                 38736            40880            53264
                 42550            43435            58190
4/30/00          40634            41537            55309
                 38825            39909            53054
                 41537            41972            57335
                 40792            41237            54783
                 43506            44632            57956
                 39851            42382            52298
                 38875            41131            50938
                 35415            36709            45523
                 34035            37451            43552
                 35448            38537            44793
                 31503            34201            39530
                 28755            31411            35968
4/30/01          31247            34297            39182

The graph includes the initial sales charge on the Fund (no comparable charge exists for the indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.


Notes: ALL FUND PERFORMANCE NUMBERS REPRESENT PAST PERFORMANCE, AND ARE NO GUARANTEE OF FUTURE RESULTS. The Fund's share price and investment return will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors, and reflect voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

--------------------------------------------------------------------------------
                            TOP TEN EQUITY HOLDINGS*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 1. GENERAL ELECTRIC CO .................................................  9.71%

 2. MICROSOFT CORP ......................................................  7.24

 3. PFIZER INC ..........................................................  5.70

 4. WAL-MART STORES INC .................................................  5.06

 5. INTEL CORP ..........................................................  4.56

 6. AOL TIME WARNER INC .................................................  4.30

 7. MERCK & CO. INC .....................................................  3.99

 8. INTERNATIONAL BUSINESS MACHINES CORP ................................  3.88

 9. AMERICAN INTERNATIONAL GROUP INC ....................................  3.71

10. JOHNSON & JOHNSON ...................................................  2.91
--------------------------------------------------------------------------------

* As a percentage of total investments.

--------------------------------------------------------------------------------
                               PORTFOLIO BREAKDOWN
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         [The table below represents a pie chart in the printed piece.]

                Finance                                     11%
                Consumer Non-Durable                         6%
                Computer Software                           10%
                Computer & Telecommunication Equipment      12%
                Consumer Services                            5%
                Commercial Services                          2%
                Retail                                      10%
              **Short-Term                                   3%
                Healthcare                                  25%
                Semi-Conductors                              6%
                Conglomerates                               10%
--------------------------------------------------------------------------------

** Includes cash and net other assets

                   2 | 2001 Semi-annual Report to Shareholders

DEAR SHAREHOLDER:

We are pleased to provide the semi-annual report for the Smith Barney Diversified Large Cap Growth Fund ("Fund") for the six months ended April 30, 2001. In this report we have summarized what we believe to be the period's prevailing economic and market conditions and outlined our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Please note that the information provided in this letter represents the opinion of the Fund's manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain part of the Fund's investment portfolio, or that the percentage of the Fund's assets held in various sectors will remain the same. Please refer to pages 15 and 16 for a list and percentage breakdown of the Fund's holdings. Also, please note that any discussion of the Fund's holdings is as of April 30, 2001 and is subject to change.

PERFORMANCE UPDATE

For the six months ended April 30, 2001, the Fund's Class A shares, without and with sales charges, returned negative 19.62% and negative 23.64%, respectively. In comparison, the S&P 500 Barra Growth Index ("S&P 500 Barra Growth Index")(1) returned negative 23.08% for the same period. Past performance is not indicative of future results.

INVESTMENT STRATEGY

The Fund seeks long-term capital growth. It aims to achieve this objective by investing primarily in equity securities of U.S. issuers that, at the time of purchase, have market capitalizations within the top 1,000 stocks of the equity market. In managing the Fund, we use a growth approach emphasizing well-established companies with what we deem to be superior management teams. We look principally for companies with histories of strong, relatively predictable earnings growth rates that offer products or services that we believe have the potential for continued above-average growth. Moreover, we also emphasize issuers with relatively stable financial characteristics and lower debt levels. We generally use a "bottom-up" approach when selecting securities for the Fund. This means that we look primarily at individual companies with relatively consistent earnings growth against the context of broader market forces.

We use a disciplined investment process supported by extensive research capabilities to identify those companies we believe have long-term growth potential. We rely on the largest 1,000 U.S. stocks as our primary investment universe, screening those companies for what we deem to be superior growth potential characteristics. Each company we consider for investment must initially pass a set of explicit criteria.

We specifically analyze companies' revenue and earnings growth rates to uncover those that meet the threshold we require to be classified as growth companies. We then further reduce the investment options by identifying the strongest candidates. This step includes analyzing a company's return on equity, earnings consistency and debt to total equity levels.

Our analysis of these factors generally reduces our eligible stock universe to 125 to 200 companies. At this stage, we turn our attention to the future. And while no guarantees can be given, our investment team works closely with our extensive equity research team of more than 100 equity analysts to identify companies that we believe are best positioned to achieve above-average earnings growth going forward. Our research team analyzes company and industry trends to identify those companies that we believe are best situated to increase sales, market share, profit margins and profitability.


----------

(1) THE S&P 500 BARRA GROWTH INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF STOCKS OF THE S&P 500 WITH HIGHER PRICE-TO-BOOK RATIOS RELATIVE TO THE S&P 500 AS A WHOLE. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

                   3 | 2001 Semi-annual Report to Shareholders

Our investment process is continuous. We make daily judgments as to the continued success of the companies in which we invest and their current prospects in the stock market. Through this disciplined yet flexible process and extensive research capability, we seek to bring our investors a diversified portfolio of solid, large-cap growth companies.

PORTFOLIO UPDATE

During the period, the stock market experienced extreme levels of volatility, with stocks in the technology sector generally experiencing the greatest volatility. As of the end of the period, The Nasdaq Composite Index(2) had decreased by about 35% year-to-date. These market conditions also led many investors to abandon growth stocks(3) in favor of value stocks,(4) driving the prices of growth stocks down even further during the period.

Within the technology sector, the Fund's performance benefited during the period from positions in Cisco Systems, Inc. and Intel Corporation, that were smaller relative to the weightings of those companies in the S&P 500 Barra Growth Index. Propelled by negative earnings announcements, the prices of these stocks declined during the period. Ultimately, however, we expect these companies to continue to be leaders in their industries and benefit from the market downturn as some of their smaller, weaker competitors either fail or are acquired. Historically, many strong companies have taken advantage of economic downturns to make acquisitions, eliminating competitors and broadening their product offerings.

In response to these market conditions, we sought to reduce the risk of the Fund by increasing its diversification.(5) When our research has shown an environment that may be appropriate for taking on more risk, we will do so only in strict accordance with the Fund's objectives. However, in an environment of market volatility, we tend to become more risk averse. We believe that our focus on identifying attractive investments, as indicated by our research, helped the Fund's relative performance during the period.

In terms of diversification, the Fund's investments in the technology sector include semiconductor, software, and personal computer (hardware) manufacturers, as well as telecommunications companies and equipment providers. By investing across the sector, we seek to protect the Fund from negative conditions affecting only one segment of the industry, even while it maintains exposure to the overall group.

The Fund's investments in the healthcare and financial services sectors helped its performance during the period on a relative basis, as did its investments in the retail sector. Because employment numbers in the U.S. are still strong, the retail sector has not been as negatively affected by the economic downturn as other sector groups. Holdings such as Bed, Bath & Beyond Inc., Walgreen Co., Kohl's Corp. and Wal-Mart Stores, Inc. performed relatively well in spite of the market's volatility.


----------

(2) THE NASDAQ COMPOSITE INDEX IS A MARKET VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S. BASED SECURITIES LISTED ON THE NASDAQ STOCK MARKET. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(3)  GROWTH   STOCKS   ARE  SHARES  OF   COMPANIES   WITH  THE   POTENTIAL   FOR
     FASTER-THAN-AVERAGE GROWTH WITHIN THEIR INDUSTRIES.

(4) VALUE STOCKS ARE THE SHARES OF THOSE COMPANIES WHOSE SHARES ARE CONSIDERED TO BE INEXPENSIVE RELATIVE TO THEIR ASSET VALUES OR EARNING POWER.

(5)  DIVERSIFICATION DOES NOT ASSURE AGAINST MARKET LOSS.

                   4 | 2001 Semi-annual Report to Shareholders

MARKET OUTLOOK

While stock prices generally have fallen during the past six months, we remain convinced that the fundamentals of the stocks we own are sound. While the risks of owning stocks have become more pronounced lately, we believe the compelling long-term reasons to own stocks remain in place.

We expect market volatility to continue in the coming months. Yet, we think it is important to note that the underlying fundamentals of the U.S. economy have begun to improve. In our opinion, lower interest rates should spur a rebound in economic activity and help the stock market over time.

Thank you for investing with us.

Sincerely,


/s/ Richard Goldman

Richard Goldman
Portfolio Manager

MAY 3, 2001


                   5 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
================================================================================
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   APRIL 30, 2001
================================================================================

ASSETS:
  Investment in Large Cap Growth Portfolio,
    at value (Note 1A)                                           $330,434,408
  Receivable for shares of beneficial interest sold                    85,264
--------------------------------------------------------------------------------
  TOTAL ASSETS                                                    330,519,672
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for shares of beneficial interest repurchased               257,205
  Distribution fee payable                                             74,979
  Management fees payable                                               1,218
  Accrued expenses and other liabilities                               74,848
--------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                   408,250
--------------------------------------------------------------------------------
NET ASSETS                                                       $330,111,422
================================================================================
NET ASSETS CONSIST OF:
  Paid-in capital                                                $329,810,677
  Accumulated net investment loss                                    (399,551)
  Unrealized depreciation                                          (1,263,907)
  Accumulated net realized gain                                     1,964,203
--------------------------------------------------------------------------------
  TOTAL                                                          $330,111,422
================================================================================
COMPUTATION OF
CLASS A SHARES:
  Net Asset Value per share
    ($312,367,788/19,615,623 shares outstanding)                       $15.92
  Offering Price per share ($15.92 / 0.95)                             $16.76*
================================================================================
CLASS B SHARES:
  Net Asset Value per share and offering price
    ($17,507,178/1,120,794 shares outstanding)                         $15.62**
================================================================================
CLASS L SHARES:
  Net Asset Value per share and offering price
    ($236,456/14,465 shares outstanding)                               $16.35
  Offering Price per share ($16.35 / 0.99)                             $16.52
================================================================================
 *  BASED UPON SINGLE PURCHASES OF LESS THAN $25,000.
** REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   6 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
================================================================================
STATEMENT OF OPERATIONS (UNAUDITED)
================================================================================

FOR THE SIX MONTHS ENDED APRIL 30, 2001

INVESTMENT INCOME (NOTE 1B):
  Dividend Income from Large Cap Growth Portfolio                  $  1,204,395
  Interest Income from Large Cap Growth Portfolio                       384,503
  Allocated Expenses from Large Cap Growth Portfolio                 (1,151,530)
--------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME                                               437,368
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                              547,149
  Service fees Class A (Note 3)                                         431,498
  Service fees Class B (Note 3)                                          97,347
  Service fees Class L (Note 3)                                             492
  Legal fees                                                             39,599
  Transfer agent fees                                                    37,962
  Custody and fund accounting fees                                       24,938
  Shareholder reports                                                    18,313
  Blue sky fees                                                          18,050
  Trustees fees                                                          13,740
  Audit fees                                                             12,323
  Other                                                                  25,619
--------------------------------------------------------------------------------
  TOTAL EXPENSES                                                      1,267,030
  Less: aggregate amount waived by the Manager (Note 2)                (430,111)
--------------------------------------------------------------------------------
  NET EXPENSES                                                          836,919
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (399,551)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM LARGE CAP GROWTH PORTFOLIO:
  Net realized loss                                                  (6,901,933)
  Unrealized depreciation                                           (78,204,964)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM LARGE CAP GROWTH PORTFOLIO    (85,106,897)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(85,506,448)
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   7 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
================================================================================
STATEMENT OF CHANGES IN NET ASSETS
================================================================================


                                                  SIX MONTHS ENDED   YEAR ENDED
                                                   APRIL 30, 2001    OCTOBER 31,
                                                     (UNAUDITED)        2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
  Net investment loss                               $   (399,551)  $ (1,910,517)
  Net realized gain (loss)                            (6,901,933)    44,457,499
  Unrealized appreciation (depreciation)             (78,204,964)   (20,930,495)
--------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                        (85,506,448)    21,616,487
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain Class A                          (33,473,456)   (70,216,424)
  Net realized gain Class B                           (1,926,859)    (3,966,602)
  Net realized gain Class L                               (3,916)            --
--------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS
    TO SHAREHOLDERS                                  (35,404,231)   (74,183,026)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
CLASS A
  Net proceeds from sale of shares                     3,321,658     81,443,735
  Net asset value of shares issued to shareholders
    from reinvestment of distributions                33,423,247     69,749,460
  Cost of shares repurchased                         (31,350,228)  (194,322,536)
--------------------------------------------------------------------------------
  Total Class A                                        5,394,677    (43,129,341)
--------------------------------------------------------------------------------
CLASS B
  Net proceeds from sale of shares                       553,084      2,959,203
  Net asset value of shares issued to shareholders
    from reinvestment of distributions                 1,816,021      3,686,555
  Cost of shares repurchased                          (2,492,522)    (7,607,470)
--------------------------------------------------------------------------------
  Total Class B                                         (123,417)      (961,712)
--------------------------------------------------------------------------------
CLASS L*
  Net proceeds from sale of shares                       210,272         40,024
  Net asset value of shares issued to shareholders
    from reinvestment of distributions                     3,916             --
  Cost of shares repurchased                              (3,526)            --
--------------------------------------------------------------------------------
  Total Class L                                          210,662         40,024
--------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM
     TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST     5,481,922    (44,051,029)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                          (115,428,757)   (96,617,568)
--------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                445,540,179    542,157,747
--------------------------------------------------------------------------------
  END OF PERIOD                                     $330,111,422   $445,540,179
================================================================================

*  SEPTEMBER 22, 2000 (COMMENCEMENT OF OPERATIONS).


                       SEE NOTES TO FINANCIAL STATEMENTS.

                   8 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
================================================================================
 FINANCIAL HIGHLIGHTS
================================================================================

                                                  SIX MONTHS                                       TEN MONTHS
                                                     ENDED                                            ENDED          YEAR ENDED
                                                   APRIL 30,          YEAR ENDED OCTOBER 31,       OCTOBER 31,      DECEMBER 31,
                                                     2001       --------------------------------      1997      --------------------
CLASS A SHARES                                    (UNAUDITED)     2000        1999        1998     (NOTE 1F)      1996       1995
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  21.91     $  24.42    $  21.47    $  21.14    $  18.25    $  17.20   $  14.13
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income (loss)                       (0.082)      (0.084)     (0.079)+    (0.022)+     0.031       0.122      0.211
  Net realized and unrealized gain (loss)            (4.130)       1.021       4.944       4.735       4.016       2.250      3.651
------------------------------------------------------------------------------------------------------------------------------------
Total From Operations                                (4.212)       0.937       4.865       4.713       4.047       2.372      3.862
LESS DISTRIBUTIONS FROM:
  Net investment income                                  --           --          --      (0.012)     (0.030)     (0.118)    (0.210)
  Net realized gain                                  (1.778)      (3.447)     (1.915)     (4.371)     (1.127)     (1.204)    (0.582)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (1.778)      (3.447)     (1.915)     (4.383)     (1.157)     (1.322)    (0.792)
NET ASSET VALUE, END OF PERIOD                     $  15.92     $  21.91    $  24.42    $  21.47    $  21.14    $  18.25   $  17.20
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)        $312,368     $421,307    $513,883    $378,380    $248,161    $228,954   $213,729
  Ratio of expenses to average net assets (A)         1.05%*       1.05%       1.05%       1.05%       1.05%*      1.05%      1.05%
  Ratio of net investment income (loss)
    to average net assets                            (0.18)%*     (0.33)%     (0.34)%     (0.11)%      0.18%*      0.67%      1.30%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        (19.62)%**     3.20%      23.60%      26.90%      22.27%**    13.84%     27.55%
------------------------------------------------------------------------------------------------------------------------------------
NOTE: IF AGENTS OF THE FUND FOR THE PERIODS INDICATED HAD NOT VOLUNTARILY WAIVED A PORTION OF THEIR FEES THE NET INVESTMENT INCOME
(LOSS) PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:
  Net investment income (loss) per share          $ (0.103)    $ (0.143)   $ (0.131)+  $ (0.078)+  $ (0.023)   $  0.067   $  0.170
  RATIOS:
  Expenses to average net assets (A)                  1.29%*       1.29%       1.27%       1.32%       1.35%*      1.35%      1.30%
  Net investment income (loss)
    to average net assets                            (0.42)%*     (0.57)%     (0.56)%     (0.38)%     (0.12)%*     0.37%      1.05%
------------------------------------------------------------------------------------------------------------------------------------

*    ANNUALIZED
**   NOT ANNUALIZED
+ THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE YEAR.
(A) INCLUDES THE FUND'S SHARE OF LARGE CAP GROWTH PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                   9 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
================================================================================
FINANCIAL HIGHLIGHTS (CONTINUED)
================================================================================


                                                                     JANUARY 4,
                                                                        1999
                                                                   (COMMENCEMENT
                                             SIX MONTHS                 OF
                                                ENDED      YEAR     OPERATIONS)
                                              APRIL 30,    ENDED        TO
                                                 2001   OCTOBER 31,  OCTOBER 31,
CLASS B SHARES                               (UNAUDITED)   2000        1999
================================================================================

NET ASSET VALUE, BEGINNING OF PERIOD           $ 21.61     $ 24.28    $ 22.73
--------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment loss                           (0.080)     (0.248)    (0.206)+
  Net realized and unrealized gain (loss)       (4.132)      1.025      1.756
--------------------------------------------------------------------------------
Total From Operations                           (4.212)      0.777      1.550
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                             --          --         --
  Net realized gain                             (1.778)     (3.447)        --
--------------------------------------------------------------------------------
Total Distributions                             (1.778)     (3.447)        --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $ 15.62     $ 21.61    $ 24.28
================================================================================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)    $17,507     $24,194    $28,275
  Ratio of expenses to average net assets (A)     1.80%*      1.80%      1.80%*
  Ratio of net investment loss to average
    net assets                                   (0.93)%*    (1.08)%    (1.13)%*
--------------------------------------------------------------------------------
TOTAL RETURN                                    (19.91)%**    2.47%      6.82%**
================================================================================
NOTE: IF AGENTS OF THE FUND FOR THE PERIODS INDICATED HAD NOT VOLUNTARILY WAIVED A PORTION OF THEIR FEES THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

  Net investment loss per share                $(0.101)    $(0.307)   $(0.258)+
  RATIOS:
  Expenses to average net assets (A)              2.04%*      2.04%      2.02%*
  Net investment loss to average net assets      (1.17)%*    (1.32)%    (1.35)%*
================================================================================

*    ANNUALIZED
**   NOT ANNUALIZED
+ THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(A) INCLUDES THE FUND'S SHARE OF LARGE CAP GROWTH PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  10 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
================================================================================
FINANCIAL HIGHLIGHTS (CONTINUED)
================================================================================

                                              SIX MONTHS     SEPTEMBER 22, 2000
                                                 ENDED          (COMMENCEMENT
                                            APRIL 30, 2001     OF OPERATIONS)
CLASS L SHARES                                (UNAUDITED)    TO OCTOBER 31, 2000
================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD            $22.51             $23.16
--------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment loss                           (0.014)            (0.022)+
  Net realized and unrealized loss              (4.368)            (0.628)
--------------------------------------------------------------------------------
Total From Operations                           (4.382)            (0.650)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                             --                 --
  Net realized gain                             (1.778)                --
--------------------------------------------------------------------------------
Total Distributions                             (1.778)                --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $16.35             $22.51
================================================================================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)       $236                $39
  Ratio of expenses to average net assets (A)     1.80%*             1.80%*
  Ratio of net investment loss to average
    net assets                                   (0.93)%*           (1.08)%*
--------------------------------------------------------------------------------
TOTAL RETURN                                    (19.87)%**          (2.81)%**
================================================================================
NOTE: IF AGENTS OF THE FUND FOR THE PERIODS INDICATED HAD NOT VOLUNTARILY WAIVED A PORTION OF THEIR FEES THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

  Net investment loss per share                $(0.022)           $(0.027)+
  RATIOS:
  Expenses to average net assets (A)              2.04%*             2.04%*
  Net investment loss to average net assets      (1.17)%*           (1.32)%*
================================================================================

*    ANNUALIZED
**   NOT ANNUALIZED
+ THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(A)  INCLUDES THE FUND'S SHARE OF LARGE CAP GROWTH PORTFOLIO ALLOCATED EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  11 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. Significant Accounting Policies

Smith Barney Diversified Large Cap Growth Fund (formerly CitiFunds Large Cap Growth Portfolio) (the "Fund") is a separate diversified series of Smith Barney Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund currently invests all of its investable assets in Large Cap Growth Portfolio (the "Portfolio"), a management investment company for which CitiFund Management Inc. (the "Manager") served as Investment Manager. On April 1, 2001, Citibank, N.A. transferred its asset management business, including investment management of the Fund to its newly formed affiliate, the Manager. The value of such investment reflects the Fund's proportionate interest (81.8% at April 30, 2001) in the net assets of the Portfolio. Salomon Smith Barney Inc. ("SSB"), a subsidiary of SSBH, acts as the Fund's distributor. SSB continues to sell Fund shares to the public as a member of the selling group.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CFTC receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended April 30, 2001, the Fund paid transfer agent fees of $6,255 to CFTC.

The Fund offers Class A, Class B and Class L shares. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A Shares, and are subject to a deferred sales charge if sold within five years of purchase. Class L shares have a front-end, or initial, sales charge and are subject to a deferred sales charge if sold within one year of purchase. Class B shares automatically convert to Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class A shares have lower expenses than Class B shares. For the six months ended April 30, 2001, the Distributor received $133,000, $41,000 and $1,000 from sales of Class A, Class B and Class L shares, respectively, and $37,000 in deferred sales charges from redemptions of Class B shares.

The  financial   statements  of  the  Portfolio,   including  the  portfolio  of
investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in
Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

                  12 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

F. CHANGE IN FISCAL YEAR END During fiscal year 1997, the Fund changed its fiscal year end from December 31 to October 31.

G. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2.  Management Fees

The Manager is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.30% of the Fund's average daily net assets. The management fee amounted to $547,149 of which $430,111 was voluntarily waived for the six months ended April 30, 2001.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.

3.  Service Fees

The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $431,498 for the six months ended April 30, 2001. Under the Class B and Class L Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares and Class L shares of the Fund. The Distribution fees for Class B and Class L shares amounted to $97,347 and $492, respectively, for the six months ended April 30, 2001. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4.  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2001 aggregated $4,155,847 and $35,142,580, respectively.

                  13 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

5.  Shares Of Beneficial Interest

The  Declaration  of Trust permits the Trustees to issue an unlimited  number of
full  and  fractional  shares  of  beneficial   interest  (without  par  value).
Transactions in shares of beneficial interest were as follows:

                                               SIX MONTHS
                                             ENDED APRIL 30,      YEAR ENDED
                                                  2001            OCTOBER 31,
                                               (UNAUDITED)           2000
================================================================================

CLASS A
Shares sold                                       199,635          3,484,190
Shares issued to shareholders from
  reinvestment of distributions                 1,996,610          3,037,623
Shares repurchased                             (1,807,086)        (8,340,808)
--------------------------------------------------------------------------------

Class A net increase (decrease)                   389,159         (1,818,995)
================================================================================

CLASS B
Shares sold                                        33,163            124,841
Shares issued to shareholders from
  reinvestment of distributions                   110,329            161,750
Shares repurchased                               (142,224)          (331,484)
--------------------------------------------------------------------------------

Class B net increase (decrease)                     1,268            (44,893)
================================================================================

CLASS L*
Shares sold                                        12,733              1,742
Shares issued to shareholders from
  reinvestment of distributions                       228                 --
Shares repurchased                                   (238)                --
--------------------------------------------------------------------------------

Class L net increase                               12,723              1,742
================================================================================

* SEPTEMBER 22, 2000 (COMMENCEMENT OF OPERATIONS)

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  14 | 2001 Semi-annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
================================================================================
PORTFOLIO OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2001
================================================================================

     SHARES          SECURITY                                       VALUE
================================================================================
COMMON STOCKS -- 96.5%
AEROSPACE/DEFENSE-EQUIPMENT -- 0.3%
      15,000     General Dynamics Corp.                            $ 1,156,200
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 9.5%
     430,737     Microsoft Corp.*                                   29,182,432
      22,000     National Instruments Corp.*                           770,000
     519,596     Oracle Corp.*                                       8,396,671
--------------------------------------------------------------------------------
                                                                    38,349,103
--------------------------------------------------------------------------------
COMPUTER & TELECOMMUNICATIONS EQUIPMENT -- 12.3%
     634,669     Cisco Systems Inc.*                                10,776,680
      72,274     Corning Inc.                                        1,587,860
     127,586     Dell Computer Corp.*                                3,347,857
     196,268     EMC Corp.*                                          7,772,213
     135,843     International Business Machines Corp.              15,640,963
      32,215     Network Appliance Inc.*                               732,898
      58,500     Qualcomm Inc.*                                      3,355,560
     308,204     Sun Microsystems Inc.*                              5,276,452
      24,071     Tellabs Inc.*                                         845,133
--------------------------------------------------------------------------------
                                                                    49,335,616
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.9%
      63,000     Automatic Data Processing Inc.                      3,417,750
      45,870     Concord EFS Inc.*                                   2,135,249
      59,392     Paychex Inc.                                        2,052,588
--------------------------------------------------------------------------------
                                                                     7,605,587
--------------------------------------------------------------------------------
CONGLOMERATES -- 9.7%
     806,432     General Electric Co.                               39,136,145
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES -- 6.1%
      56,000     Anheuser-Busch Companies, Inc.                      2,239,440
     216,331     Coca Cola Co.                                       9,992,329
      26,000     Kimberly Clark Corp.                                1,544,400
     136,314     PepsiCo Inc.                                        5,971,916
      60,000     Procter & Gamble Co.                                3,603,000
      43,000     SYSCO Corp.                                         1,209,160
--------------------------------------------------------------------------------
                                                                    24,560,245
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 4.7%
     343,108     AOL Time Warner Inc.*                              17,326,954
      59,267     Carnival Corp.                                      1,570,576
--------------------------------------------------------------------------------
                                                                    18,897,530
--------------------------------------------------------------------------------
FINANCE -- 11.0%
     118,714     American Express Co.                                5,038,222
     183,000     American International Group Inc.                  14,969,400
      71,216     Bank of New York Inc.                               3,575,043
       8,000     Bear Stearns Companies Inc.                           402,400
      60,093     Federal Home Loan Mortgage Corp.                    3,954,119
      85,624     Federal National Mortgage Association.              6,872,182
      67,614     MBNA Corp.                                          2,410,439
      28,146     Marsh & McLennan Company Inc.                       2,714,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  15 | 2001 Semi-annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
================================================================================
 PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2001
================================================================================

     SHARES          SECURITY                                          VALUE
================================================================================
FINANCE -- (CONTINUED)
      43,684     Morgan Stanley Dean Witter & Co.                  $ 2,742,918
      16,700     Northern Trust Corp.                                1,086,001
      22,000     Synovus Finl Corp.                                    633,160
--------------------------------------------------------------------------------
                                                                    44,398,284
--------------------------------------------------------------------------------
HEALTHCARE -- 24.6%
     136,311     Abbott Laboratories.                                6,322,104
      55,805     Amgen Inc.*                                         3,411,918
      65,000     American Home Products Corp.                        3,753,750
      17,000     Biogen, Inc.*                                       1,099,220
     178,114     Bristol Myers Squibb Co.                            9,974,384
      36,000     Cardinal Health Inc.                                2,426,400
     129,007     Eli Lilly & Co.                                    10,965,595
     138,000     Health Management Associate.*                       2,472,960
     121,677     Johnson & Johnson                                  11,739,397
     107,463     Medtronic Inc.                                      4,792,850
     211,727     Merck & Co Inc.                                    16,084,900
     530,247     Pfizer Inc.                                        22,959,695
      83,520     Schering-Plough Corp.                               3,218,861
--------------------------------------------------------------------------------
                                                                    99,222,034
--------------------------------------------------------------------------------
RETAIL -- 10.2%
      61,711     Bed Bath & Beyond Inc.*                             1,747,655
     138,770     GAP Inc.                                            3,845,317
      70,000     Gillette Co                                         1,985,200
     203,987     Home Depot                                          9,607,788
      85,628     WalGreen Co.                                        3,663,166
     393,849     Wal-Mart Stores Inc.                               20,377,747
--------------------------------------------------------------------------------
                                                                    41,226,873
--------------------------------------------------------------------------------
SEMI-CONDUCTORS -- 6.1%
      37,528     Altera Corp.*                                         949,083
     594,368     Intel Corp.                                        18,371,915
      48,653     Linear Technologies Corp.                           2,337,290
      41,479     Microchip Technology Inc.*                          1,199,987
      40,134     Xilinx Inc.*                                        1,905,161
--------------------------------------------------------------------------------
                                                                    24,763,436
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.1%
       7,977     Expeditors International Washington, Inc.             399,089
--------------------------------------------------------------------------------
                 TOTAL COMMON STOCKS
                 (Identified Cost-- $389,947,636)                  389,050,142
================================================================================
SHORT-TERM OBLIGATION -- 3.5%
                 Federal Farm Credit Bank Consumer Discount Note
                   4.50% due 5/1/01 (Identified Cost--$14,068,000)   14,068,000
================================================================================
                 TOTAL INVESTMENTS
                 (Identified Cost-- $404,015,636)                 $403,118,142
================================================================================

 *  NON-INCOME PRODUCING SECURITY

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  16 | 2001 Semi-annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
================================================================================
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   APRIL 30, 2001
================================================================================
ASSETS:
  Investments at value (Note 1A) (Identified Cost, $404,015,636)    $403,118,142
  Cash                                                                       707
  Receivable for investments sold                                      1,084,461
  Dividends and interest receivable                                      184,749
--------------------------------------------------------------------------------
  TOTAL ASSETS                                                       404,388,059
--------------------------------------------------------------------------------
LIABILITIES:
  Payable to affiliates-- Management fees (Note 2)                       189,343
  Accrued expenses and other liabilities                                 257,433
--------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                      446,776
--------------------------------------------------------------------------------
NET ASSETS                                                          $403,941,283
================================================================================
REPRESENTED BY: PAID-IN CAPITAL FOR BENEFICIAL INTERESTS            $403,941,283
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  17 | 2001 Semi-annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
================================================================================
STATEMENT OF OPERATIONS (UNAUDITED)
================================================================================

FOR THE SIX MONTHS ENDED APRIL 30, 2001
INVESTMENT INCOME:
  Dividend income                                                 $   1,465,690
  Interest income                                                       468,948
--------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME                                             1,934,638
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                            1,336,071
  Legal fees                                                             18,907
  Custody and fund accounting fees                                       14,525
  Audit fees                                                             14,055
  Trustees fees                                                           8,005
  Other                                                                  11,432
--------------------------------------------------------------------------------
  TOTAL EXPENSES                                                      1,402,995
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   531,643
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss from investment transactions                     (8,445,838)
  Unrealized depreciation of investments                            (95,423,368)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                    (103,869,206)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(103,337,563)
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   18 | 2001 Semi-annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
================================================================================
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
================================================================================


                                              SIX MONTHS ENDED     YEAR ENDED
                                               APRIL 30, 2001      OCTOBER 31,
                                                 (UNAUDITED)          2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
  Net investment income                        $    531,643       $    564,683
  Net realized gain (loss) on investment
    transactions                                 (8,445,838)        58,018,534
  Unrealized depreciation of investments        (95,423,368)       (39,456,044)
--------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                  (103,337,563)        19,127,173
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from contributions                    22,672,245        142,787,874
  Value of withdrawals                          (57,717,755)      (322,890,902)
--------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
    CAPITAL TRANSACTIONS                        (35,045,510)      (180,103,028)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                     (138,383,073)      (160,975,855)
--------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                           542,324,356        703,300,211
--------------------------------------------------------------------------------
  END OF PERIOD                                $403,941,283       $542,324,356
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  19 | 2001 Semi-annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
================================================================================
FINANCIAL HIGHLIGHTS (UNAUDITED)
================================================================================

                                               SIX MONTHS                                        TEN MONTHS
                                                  ENDED                                             ENDED           YEAR ENDED
                                                APRIL 30,          YEAR ENDED OCTOBER 31,        OCTOBER 31,       DECEMBER 31,
                                                  2001        --------------------------------      1997       --------------------
                                               (UNAUDITED)      2000        1999        1998      (NOTE 1F)     1996       1995
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
  Net assets,  end of period (000's omitted)     $403,941     $542,324    $703,300    $610,904    $324,913     $288,562    $246,158
  Ratio of expenses to average net assets           0.63%*       0.63%       0.67%       0.71%       0.60%*       0.60%       0.60%
  Ratio of net investment income
    to average net assets                           0.24%*       0.09%       0.04%       0.23%       0.62%*       1.10%       1.73%
  Portfolio turnover                                  24%          80%        108%         53%        103%          90%         67%
===================================================================================================================================

* ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  20 | 2001 Semi-annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. Significant Accounting Policies

Large Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citi Fund Management Inc. ("the Manager"). On April 1, 2001, Citibank N.A. transferred its asset management business, including management of the Fund to its newly formed affiliate, the Manager.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

F. CHANGE IN FISCAL YEAR END During the fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

G. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. Management Fees

The Manager is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. The Manager or an affiliate

                   21 | 2001 Semi-annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

also  provides  certain   administrative   services  to  the  Portfolio.   These
administrative   services  include   providing  general  office  facilities  and
supervising the overall administration of the Portfolio.

The management fees paid to the Manager amounted to $1,366,071 for the six months ended April 30, 2001. Management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.


3. Purchases And Sales Of Investments

Purchases  and  sales  of  investments,   other  than  short-term   obligations,
aggregated $74,820,180 and $109,085,531, respectively, for the six months ended April 30, 2001.


4. Federal Income Tax Basis Of Investments

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 2001, as computed on a federal income tax basis, are as follows:

================================================================================
Aggregate cost                                                    $404,015,636
--------------------------------------------------------------------------------
Gross unrealized appreciation                                     $ 38,574,877
Gross unrealized depreciation                                      (39,472,371)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $   (897,494)
================================================================================

5. Line of Credit

The Portfolio, along with various other Portfolios in the family of funds, entered into an ongoing line of credit agreement with a bank which allows the Funds and Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 2001, the commitment fee allocated to the Portfolio was $534. Since the line of credit was established, there have been no borrowings.

                   22 | 2001 Semi-annual Report to Shareholders

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

--------------------------------------------------------------------------------
          SMITH BARNEY
DIVERSIFIED LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

    TRUSTEES & OFFICERS                        INVESTMENT MANAGER
    C. Oscar Morong Jr., Chairman              (of Large Cap Growth Portfolio)
    Riley C. Gilley                            Citi Fund Management Inc.
    Diana R. Harrington                        100 First Stamford Place
    Susan B. Kerley                            Stamford, Connecticut 06902
    Heath B. McLendon*
    E. Kirby Warren
    William S. Woods Jr.**                     DISTRIBUTOR
                                               Salomon Smith Barney Inc.

    PRESIDENT
    Heath B. McLendon*                         CUSTODIAN
                                               State Street Bank
                                                 & Trust Company
    SECRETARY
    Robert I. Frenkel*
                                               TRANSFER AGENT
                                               Citi Fiduciary Trust Company
    TREASURER                                  125 Broad Street, 11th Floor
    Lewis E. Daidone*                          New York, New York 10004


  * Affiliated Person of                       SUB-TRANSFER AGENT
    Investment  Manager                        PFPC Global Fund Services
 ** Trustee Emeritus                           P.O. Box 9699
                                               Providence, Rhode Island
                                               02940-9699

     SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
================================================================================

                                  This report is submitted for general
                                  information of the shareholders of Smith
                                  Barney Diversified Large Cap Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

                                  SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND Smith Barney Mutual Funds
                                  388 Greenwich Street, MF-2
                                  New York, New York 10013


                                  For complete information on any Smith Barney
                                  Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.



                                  www.smithbarney.com/mutualfunds


                                  [SALOMON SMITH BARNEY LOGO]

                                  Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

                                  FD02135 6/01

                      -------------------------------------
                                  SMITH BARNEY
                       SMALL CAP GROWTH OPPORTUNITIES FUND
                      -------------------------------------
                       SEMI-ANNUAL REPORT | APRIL 30, 2001



                        [SMITH BARNEY MUTUAL FUNDS LOGO]

            --------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
            --------------------------------------------------------

[PHOTO OMITTED]                        Semi-Annual Report o April 30, 2001

                                       SMITH BARNEY SMALL CAP
                                       GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------
FUND INCEPTION
--------------------------------------------------------------------------------
June 21, 1995

                         CLASS A               CLASS B              CLASS L
--------------------------------------------------------------------------------
NASDAQ                   CFSGX                 N/A                  N/A
--------------------------------------------------------------------------------
INCEPTION                6/21/95               1/4/99               9/22/00

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2001 (UNAUDITED)

                            WITHOUT SALES CHARGES(1)
                      Class A          Class B          Class L
--------------------------------------------------------------------------------
Six Months*             (15.37)%         (15.68)%         (15.69)%
--------------------------------------------------------------------------------
One-Year                 (7.83)%          (8.51)%             --
--------------------------------------------------------------------------------
Five-Year                9.48%               --               --
--------------------------------------------------------------------------------
Since Inception+         20.75%            14.29%         (19.72)%*
--------------------------------------------------------------------------------

                              WITH SALES CHARGES(2)
                      Class A          Class B          Class L
--------------------------------------------------------------------------------
Six Months*             (19.60)%         (19.90)%         (17.37)%
--------------------------------------------------------------------------------
One-Year                (12.44)%         (13.09)%             --
--------------------------------------------------------------------------------
Five-Year                8.37%               --               --
--------------------------------------------------------------------------------
Since Inception+        19.69%            13.20%          (21.53)%*
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of all applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 5.00% and 1.00%, respectively, and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Class L shares reflect the deduction of 1.00% CDSC, which applies if shares are redeemed within first year of purchase.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Inception dates for Class A, B and L shares are June 21, 1995, January 4, 1999 and September 22, 2000, respectively.

*    Not Annualized
--------------------------------------------------------------------------------

WHAT'S INSIDE
A Message from the President ...............................................   1
Fund at a Glance ...........................................................   2
Letter to Our Shareholders .................................................   3
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
Statement of Assets and Liabilities ........................................   5
Statement of Operations ....................................................   6
Statement of Changes in Net Assets .........................................   7
Financial Highlights .......................................................   8
Notes to Financial Statements ..............................................  11
SMALL CAP GROWTH PORTFOLIO
Portfolio of Investments ...................................................  14
Statement of Assets and Liabilities ........................................  18
Statement of Operations ....................................................  19
Statement of Changes in Net Assets .........................................  20
Financial Highlights .......................................................  20
Notes to Financial Statements ..............................................  21


                        [SMITH BARNEY MUTUAL FUNDS LOGO]

  ----------------------------------------------------------------------------
  Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
  ----------------------------------------------------------------------------

================================================================================
                          A MESSAGE FROM THE PRESIDENT
================================================================================


The year 2001 began as a period of transition in the United States. Investors witnessed a widespread rationalization of stock valuations across many industries--most notably in the New Economy sectors of technology and telecommunications.


                                [PHOTO OMITTED]
                               HEATH B. MCLENDON
                                   PRESIDENT
                               -----------------

Our opinion is that the stock market in general has experienced a significant correction and appears to be in a period of consolidation. We believe that the major part of the stock market correction is behind us because of positive trends, such as moderate inflation, declining short-term interest rates, and a reasonable level of consumer confidence and spending. Moreover, these trends are supplemented by what we expect will be a significant amount of capital investment in energy production in the U.S. In our view, the prospect of near-term tax relief is another positive factor.

Yet, the economy faces significant short-term challenges. Many corporations continue to experience pressure on earnings as business slows, inventories rise, and layoffs increase. While there are no guarantees, we believe that the present retrenchment, however, may serve as a framework for improved profitability in the months and quarters ahead, possibly setting the stage for a recovery in the latter part of 2001.

The Smith Barney Small Cap Growth Opportunities Fund seeks to offer long-term capital growth by investing primarily in small-cap companies. The Fund's managers use a growth-oriented investment style to identify small U.S. companies with superior management teams and good prospects for growth.

On April 1, 2001, Citibank, N.A., the fund's investment adviser, transferred its asset management business, including investment management of the fund, to its newly formed affiliate, Citi Fund Management Inc. ("CFM"). The Fund anticipates that the current Citibank personnel will continue to advise the fund's portfolio through CFM. CFM is located at 100 Stamford Place, Stamford, Connecticut. The manager and Citibank are subsidiaries of Citigroup Inc.

We thank you for your continued confidence in our investment management approach.


Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
President

MAY 3, 2001

                   1 | 2001 Semi-annual Report to Shareholders

================================================================================
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND AT A GLANCE
================================================================================
GROWTH OF $10,000 INVESTED IN SHARES OF THE
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND CLASS A VS. BENCHMARKS
--------------------------------------------------------------------------------

GROWTH OF
A $10,000
INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $28,690 with sales charge (as of 4/30/01). The graph shows how the Fund compares to its benchmarks over the same period.

[Representation of line graph in printed piece.]

                    SMITH BARNEY
                  SMALL CAP GROWTH            LIPPER             RUSSELL 2000
                   OPPORTUNITIES         SMALL CAP GROWTH           GROWTH
                        FUND              FUNDS AVERAGE             INDEX
                  ----------------       ----------------        ------------
6/21/95                 9500
                        9547.5               10000                 10000
                       10421.5               10748                 10779
                       11058                 10925.3               10911.6
                       11400                 11187.5               11136.4
                       11381                 10811.6               10588.5
                       12872.5               11211.7               11055.4
                       13753.7               11375.4               11300.8
                       14099.5               11294.6               11207
2/29/96                15482.5               11763.3               11718.1
                       16270.1               12077.4               11950.1
                       18239                 12979.6               12867.9
                       19554.9               13546.8               13528
                       18964.7               13022.5               12648.7
                       16790.3               11902.6               11104.3
                       18876.9               12623.9               11926
                       19676.5               13265.2               12540.2
                       19071.9               12999.9               11999.7
11/30/96               19423                 13378.2               12333.3
                       18952.2               13581.5               12573.8
                       19764                 13929.2               12878.1
                       18619.2               13333.1               12100.2
                       17495.2               12634.4               11245.9
                       16974.8               12538.4               11115.5
                       19472.6               14061.8               12786.2
                       20534.2               14804.3               13219.6
                       21234                 15726.6               13896.4
8/31/97                21547.3               16014.4               14313.3
                       23396                 17228.2               15455.5
                       22184.5               16463.3               14526.7
                       21986                 16221.3               14180.9
                       21949.3               16357.6               14189.4
                       20967                 16076.2               14000.7
                       23455.5               17326.9               15237
                       24405.1               18132.6               15875.4
                       24503.3               18281.3               15972.3
5/31/98                22593.3               17250.3               14811.1
                       24263.2               17386.5               14962.1
                       22211.2               16136.4               13712.8
                       16666.6               12907.5               10547.9
                       18172.8               14074.4               11617.4
                       18511.2               14633.1               12223.9
                       19690                 15579.9               13172.5
                       20977.9               16721.9               14364.6
                       21054.3               16785.5               15011
2/28/99                18980.5               15414.1               13637.5
                       19417.1               15713.1               14123
                       19886.4               16720.3               15370
                       19875.5               17041.4               15394.3
                       21228.9               18174.6               16205.6

                       21490.9               18045.6               15704.8
                       21556.4               17565.6               15117.5
                       22364                 17627                 15409.2
                       23400.9               17983.1               15803.7
11/30/99               25518.4               19405.6               17474.2
                       29611.4               21747.8               20554.8
                       29404                 21217.2               20363.7
                       37262.5               24457                 25102.3
                       34031.8               24124.4               22464.1
                       31128.5               22635.9               20195.2
                       28956.5               21458.9               18426.1
                       33333.2               23675.6               20806.7
                       31630.6               22887.2               19023.6
8/31/00                36924.1               25102.7               21024.9
                       35538                 24424.9               19980
                       33900.8               23403.9               18357.6
                       27777.7               20614.2               15023.8
                       32221.4               22496.2               15943.3
                       32372.9               23227.4               17233.1
                       28205.1               20196.2               14870.5
                       25325.5               18354.3               13518.7
4/30/01                28690.1               20529.3               15173.4


The graph includes the initial sales charge on the Fund (no comparable charge exists for the indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: ALL FUND PERFORMANCE NUMBERS REPRESENT PAST PERFORMANCE, AND ARE NO GUARANTEE OF FUTURE RESULTS. The Fund's share price and investment return will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

--------------------------------------------------------------------------------
                            TOP TEN EQUITY HOLDINGS*

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. HANOVER COMPRESSORE CO ............................................    2.43%

 2. COFLEXIP ..........................................................    2.28

 3. SEIINVESTMENTS CO .................................................    2.16

 4. PRECISION DRILLING CORP ...........................................    2.13

 5. SHAW GROUP INC ....................................................    2.02

 6. VARIAN INC ........................................................    1.88

 7. APTARGROUP, INC ...................................................    1.86

 8. SHIRE PHARMACEUTICALS GROUP .......................................    1.83

 9. BISYS GROUP, INC ..................................................    1.75

10. GILEAD SCIENCES, INC ..............................................    1.75
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PORTFOLIO BREAKDOWN
--------------------------------------------------------------------------------

[Representation of pie chart in printed piece.]

                Transportation                               2%
                Energy Minerals                              9%
                Capital Goods/Producer Manufacturing        10%
                Retail                                       4%
                Health Services/Technology                  19%
              **Short-Term                                  12%
                Commercial Services                          1%
                Electronics/Technical Services              11%
                Consumer Durables                            1%
                Consumer Non-durables                        1%
                Utilities                                    1%
                Telecommunications                           3%
                Semi-Conductor                               7%
                Consumer Service                             3%
                Software                                     7%
                Finance                                      9%
--------------------------------------------------------------------------------

*  As a percentage of total investments.

** Includes cash and net other assets.

                   2 | 2001 Semi-annual Report to Shareholders

DEAR SHAREHOLDER:

We are pleased to provide the semi-annual report for the Smith Barney Small Cap Growth Opportunities Fund (the "Fund") for the six months ended April 30, 2001. In this report we have summarized the period's prevailing economic and market conditions and outlined the Fund's investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Please note that the information provided in this letter represents the opinion of the Fund's manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain part of the Fund's investment portfolio, or that the percentage of the Fund's assets held in various sectors will remain the same. Please refer to pages 14 through 17 for a list and percentage breakdown of the Fund's holdings. Also, please note that any discussion of the Fund's holdings is as of April 30, 2001 and is subject to change.

PERFORMANCE UPDATE

For the six months ended April 30, 2001, the Fund's Class A shares, without and with sales charges, returned negative 15.37% and negative 19.60%, respectively. In comparison, the Russell 2000 Growth Index(1) returned negative 17.34% for the same period. Past performance is not indicative of future results.

INVESTMENT STRATEGY

The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal. The Fund aims to achieve its investment objective by investing primarily in equity securities of U.S. companies with small market capitalizations. A company's market capitalization is considered small if it is within the range of market capitalizations of companies in the Russell 2000 Index.

Using the Russell 2000 Growth Index as our primary investment universe, we screen companies for what we see as improving fundamental trends, such as earnings revisions, earnings surprises and positive changes in price-to-cash flow. Typically, once this stringent screening process is completed, a universe of 500 companies remains.

The second aspect of our selection process involves working closely with our global research team. Our team has two dedicated small capitalization analysts in addition to more than 100 industry analysts worldwide. We believe our research team can often provide an edge in understanding companies' fundamentals.

Fundamental research is an important ingredient to our process, as small-cap stocks are often thought to be priced less efficiently than stocks of larger companies, given the lower level of research coverage for small caps typically provided by financial institutions.

We seek to increase returns by investing the Fund's assets in a variety of industry sectors. As of April 30, 2001, the Fund has investments in sectors from basic materials and energy to health care and technology. Moreover, we normally look to hold between 100 and 130 stocks in the Fund's portfolio, remaining relatively "sector-neutral" in comparison to the Russell 2000 Growth Index. (Please note that the holdings and their weightings in the Fund's portfolio is subject to change.)

MARKET OVERVIEW AND PORTFOLIO UPDATE

During the period, prices for small cap stocks generally fell as we witnessed a slowdown in the U.S. economy. However, during April, the small cap growth market began to show signs of improvement, as it was one of the best performing segments of the market. Moreover, we are pleased to report that the Fund's performance over the past six months versus the Russell

----------
(1) THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

                   3 | 2001 Semi-annual Report to Shareholders

2000 Growth Index was relatively strong. In our view, the Fund's performance may be attributed to good stock selection and to a modest underweighting in technology companies.

Thank you for your investment in the Fund and your continued confidence.

Sincerely,


/s/ Marguerite Wagner                          /s/ Stephen Rich

Marguerite Wagner                              Stephen Rich
Managing Director                              Director

MAY 3, 2001



                   4 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
================================================================================
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   APRIL 30, 2001
================================================================================
ASSETS:
  Investment in Small Cap Growth Portfolio, at value (Note 1A)    $26,791,137
  Receivable for shares of beneficial interest sold                    14,309
  Receivable from the Sub-Administrator (Note 6)                      112,733
--------------------------------------------------------------------------------
  TOTAL ASSETS                                                     26,918,179
================================================================================
LIABILITIES:
  Distribution fees payable                                             6,222
  Payable for shares of beneficial interest repurchased                 1,251
  Accrued expenses and other liabilities                               63,940
--------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                    71,413
--------------------------------------------------------------------------------
NET ASSETS                                                        $26,846,766
================================================================================
NET ASSETS CONSIST OF:
  Paid-in capital                                                 $22,056,496
  Accumulated net investment loss                                     (82,034)
  Unrealized appreciation                                           1,411,254
  Accumulated net realized gain                                     3,461,050
--------------------------------------------------------------------------------
  TOTAL                                                           $26,846,766
================================================================================
COMPUTATION OF
CLASS A SHARES:
  Net Asset Value per share
    ($24,726,135/1,306,106 shares outstanding)                         $18.93
  Offering Price per share ($18.93 / 0.95)                             $19.93*
================================================================================
CLASS B SHARES:
  Net Asset Value per share and offering price
    ($1,730,404/93,512 shares outstanding)                             $18.50**
================================================================================
CLASS L SHARES:
  Net Asset Value per share and offering price
    ($390,227/20,704 shares outstanding)                               $18.85
  Offering Price per share ($18.85 / 0.99)                             $19.04
================================================================================

*   BASED UPON SINGLE PURCHASES OF LESS THAN $25,000.
** REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   5 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
================================================================================
STATEMENT OF OPERATIONS (UNAUDITED)
================================================================================
FOR THE SIX MONTHS ENDED APRIL 30, 2001
INVESTMENT INCOME (NOTE 1B):
  Dividend Income from Small Cap Growth Portfolio                   $    36,453
  Interest Income from Small Cap Growth Portfolio                        71,728
  Allocated Expenses from Small Cap Growth Portfolio                   (115,522)
--------------------------------------------------------------------------------
  TOTAL INVESTMENT LOSS                                                  (7,341)
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                               47,503
  Service fees Class A (Note 3)                                          31,587
  Service fees Class B (Note 3)                                           8,073
  Service fees Class L (Note 3)                                           1,302
  Legal fees                                                             35,433
  Shareholder reports                                                    32,073
  Custody and fund accounting fees                                       18,416
  Audit fees                                                             12,323
  Transfer agent fees                                                     8,575
  Trustees fees                                                           7,017
  Other                                                                  32,627
--------------------------------------------------------------------------------
  TOTAL EXPENSES                                                        234,929
  Less: Expenses assumed by the Sub-Administrator (Note 6)             (112,733)
  Less: Aggregate amount waived by the Manager (Note 2)                 (47,503)
--------------------------------------------------------------------------------
  NET EXPENSES                                                           74,693
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (82,034)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM SMALL CAP GROWTH PORTFOLIO:
  Net realized loss                                                  (1,422,628)
  Unrealized depreciation                                            (3,343,879)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM SMALL CAP GROWTH PORTFOLIO     (4,766,507)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(4,848,541)
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   6 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
================================================================================
STATEMENT OF CHANGES IN NET ASSETS
================================================================================
                                         SIX MONTHS ENDED   FOR THE YEAR ENDED
                                          APRIL 30, 2001       OCTOBER 31,
                                            (UNAUDITED)            2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
  Net investment loss                          $  (82,034)        $ (265,747)
  Net realized gain (loss)                     (1,422,628)        14,570,499
  Unrealized depreciation                      (3,343,879)        (4,110,498)
--------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                  (4,848,541)        10,194,254
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain Class A                    (7,163,770)                --
  Net realized gain Class B                      (448,402)                --
  Net realized gain Class L                       (38,490)                --
--------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS
    TO SHAREHOLDERS                            (7,650,662)                --
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
CLASS A
  Net proceeds from sale of shares              2,673,118          5,271,471
  Net asset value of shares issued to
    shareholders from reinvestment of
    distributions                               6,883,130                 --
  Cost of shares repurchased                   (3,871,952)        (8,258,541)
--------------------------------------------------------------------------------
  Total Class A                                 5,684,296         (2,987,070)
--------------------------------------------------------------------------------
CLASS B
  Net proceeds from sale of shares                441,795            916,279
  Net asset value of shares issued to
    shareholders from reinvestment
    of distributions                              400,644                 --
  Cost of shares repurchased                     (120,438)          (194,329)
--------------------------------------------------------------------------------
  Total Class B                                   722,001            721,950
--------------------------------------------------------------------------------
CLASS L*
  Net proceeds from sale of shares                489,925             19,468
  Net asset value of shares issued to
    shareholders from reinvestment
    of distributions                               38,490                 --
  Cost of shares repurchased                      (68,341)                --
--------------------------------------------------------------------------------
  Total Class L                                   460,074             19,468
--------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM TRANSACTIONS IN SHARES OF
    BENEFICIAL INTEREST                         6,866,371         (2,245,652)
--------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS        (5,632,832)         7,948,602
--------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                          32,479,598         24,530,996
--------------------------------------------------------------------------------
  END OF PERIOD                               $26,846,766        $32,479,598
================================================================================

* SEPTEMBER 22, 2000 (COMMENCEMENT OF OPERATIONS).

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   7 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                                                                                      JUNE 21, 1995
                                                                                             TEN MONTHS               (COMMENCEMENT
                                                                                               ENDED                  OF OPERATIONS)
                                          SIX MONTHS ENDED        YEAR ENDED OCTOBER 31,     OCTOBER 31,  YEAR ENDED        TO
                                           APRIL 30, 2001    ------------------------------      1997     DECEMBER 31, DECEMBER 31,
CLASS A SHARES                              (UNAUDITED)       2000        1999        1998    (NOTE 1F)      1996         1995
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD            $31.06       $21.44      $16.96      $21.24      $18.21      $14.32      $10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income (loss)                  (0.027)      (0.525)     (0.196)+    (0.193)+    (0.138)+    (0.016)      0.050
  Net realized and unrealized gain (loss)       (4.716)      10.145       4.676      (3.224)      3.236       5.407       4.420
------------------------------------------------------------------------------------------------------------------------------------
Total From Operations                           (4.743)        9.62       4.480      (3.417)      3.098       5.391       4.470
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                            --           --          --          --          --          --      (0.050)
   Net realized gain                            (7.387)          --          --      (0.863)     (0.068)     (1.501)     (0.100)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (7.387)          --          --      (0.863)     (0.068)     (1.501)     (0.150)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $18.93       $31.06      $21.44      $16.96      $21.24      $18.21      $14.32
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)    $24,726      $30,717     $23,794     $27,802     $25,799     $24,311      $5,148
  Ratio of expenses to average net assets (A)     1.35%*       1.35%       1.35%       1.35%       1.35%*      0.88%       0.00%*
  Ratio of net investment income
  (loss) to average net assets                   (0.55)%*     (0.82)%     (1.03)%     (0.98)%     (0.87)%*    (0.13)%      1.21%*
====================================================================================================================================
TOTAL RETURN                                    (15.37)%**    44.87%      26.42%     (16.56)%     17.05%**    37.80%      44.78%**
====================================================================================================================================
NOTE: IF AGENTS OF THE FUND AND AGENTS OF SMALL CAP GROWTH PORTFOLIO HAD NOT VOLUNTARILY  WAIVED A PORTION OF THEIR FEES AND ASSUMED
FUND EXPENSES FOR THE PERIODS  INDICATED,  AND HAD EXPENSES BEEN LIMITED TO THAT REQUIRED BY CERTAIN STATE  SECURITIES  LAWS FOR THE
PERIOD ENDED DECEMBER 31, 1995, THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

  Net investment loss per share                 $(0.155)     $(0.435)    $(0.351)+   $(0.319)+   $(0.252)+   $(0.133)   $(0.288)
  RATIOS:
  Expenses to average net assets (A)               3.10%*       2.18%       2.16%       1.99%       2.06%*      1.83%      2.50%*
  Net investment loss to average net assets       (2.30)%*     (1.65)%     (1.84)%     (1.62)%     (1.58)%*    (1.08)%    (1.29)%*
====================================================================================================================================

*    ANNUALIZED
**   NOT ANNUALIZED
+ THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(A) INCLUDES THE FUND'S SHARE OF SMALL CAP GROWTH PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   8 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
================================================================================
FINANCIAL HIGHLIGHTS (CONTINUED)
================================================================================

                                                                                         JANUARY 4, 1999
                                               SIX MONTHS ENDED       YEAR ENDED         (COMMENCEMENT
                                                APRIL 30, 2001        OCTOBER 31,       OF OPERATIONS) TO
CLASS B SHARES                                    (UNAUDITED)            2000           OCTOBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $30.65              $21.31               $18.95
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment loss                                 (0.050)            (0.481)               (0.265)+
   Net realized and unrealized gain (loss)             (4.713)             9.821                 2.625
---------------------------------------------------------------------------------------------------------------------------
Total From Operations                                  (4.763)              9.34                 2.360
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                  --                  --                   --
   Net realized gain                                   (7.387)                --                   --
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (7.387)                --                   --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $18.50             $30.65                $21.31
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)           $1,730             $1,743                  $737
   Ratio of expenses to average net assets (A)           2.10%*             2.10%                 2.10%*
   Ratio of net investment loss to average net assets   (1.30)%*           (1.55)%               (1.77)%*
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           (15.68)%**          43.78%                12.45%**
===========================================================================================================================
 NOTE:  IF AGENTS OF THE FUND AND AGENTS OF SMALL CAP GROWTH  PORTFOLIO  HAD NOT
 VOLUNTARILY  WAIVED A PORTION OF THEIR FEES AND ASSUMED  FUND  EXPENSES FOR THE
 PERIODS INDICATED,  THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE
 BEEN AS FOLLOWS:
   Net investment loss per share                      $(0.129)            $(0.621)             $(0.420)+
   RATIOS:
   Expenses to average net assets (A)                    3.85%*              2.93%                2.91%*
   Net investment loss to average net assets            (3.05)%*            (2.40)%              (2.58)%*
===========================================================================================================================

*    ANNUALIZED
**   NOT ANNUALIZED
+ THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(A)  INCLUDES  THE FUND'S SHARE OF SMALL CAP GROWTH PORTFOLIO ALLOCATED
     EXPENSES FOR THE PERIODS INDICATED.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                   9 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
================================================================================
FINANCIAL HIGHLIGHTS (CONTINUED)
================================================================================


                                                                                          SEPTEMBER 22, 2000
                                                             SIX MONTHS ENDED               (COMMENCEMENT
                                                              APRIL 30, 2001               OF OPERATIONS) TO
CLASS L SHARES                                                  (UNAUDITED)                OCTOBER 31, 2000
===========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                              $31.06                       $32.62
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment loss                                            (0.107)                      (0.065)
   Net realized and unrealized loss                               (4.716)                      (1.495)
---------------------------------------------------------------------------------------------------------------------------
Total From Operations                                             (4.823)                      (1.56)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                              --                           --
   Net realized gain                                              (7.387)                          --
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                               (7.387)                          --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $18.85                       $31.06
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)                        $390                          $19
   Ratio of expenses to average net assets (A)                      2.10%*                       2.10%*
   Ratio of net investment loss to average net assets              (1.31)%*                     (1.91)%*
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       (15.69)%**                    (4.78)%**
===========================================================================================================================
 NOTE:  IF AGENTS OF THE FUND AND AGENTS OF SMALL CAP GROWTH  PORTFOLIO  HAD NOT
 VOLUNTARILY  WAIVED A PORTION OF THEIR FEES AND ASSUMED  FUND  EXPENSES FOR THE
 PERIODS INDICATED,  THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE
 BEEN AS FOLLOWS:
   Net investment loss per share                                     $(0.159)                     $(0.140)
   RATIOS:
   Expenses to average net assets (A)                                  3.85%*                       2.93%*
   Net investment loss to average net assets                          (3.06)%*                     (2.74)%*
===========================================================================================================================


*    ANNUALIZED
**   NOT ANNUALIZED
+ THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(A)  INCLUDES  THE FUND'S SHARE OF SMALL CAP GROWTH PORTFOLIO ALLOCATED
     EXPENSES FOR THE PERIODS INDICATED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   10 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Smith Barney Small Cap Growth Opportunities Fund (formerly CitiFunds Small Cap Growth Portfolio) (the "Fund") is a separate diversified series of Smith Barney Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Small Cap Growth Portfolio (the "Portfolio"), a management investment company for which Citi Fund Management Inc. (the "Manager") serves as Investment Manager. On April 1, 2001, Citibank, N.A. transferred its asset management business, including investment management of the Fund to its newly formed affiliate, the Manager. The value of such investment reflects the Fund's proportionate interest (59.4% at April 30, 2001) in the net assets of the Portfolio. Salomon Smith Barney Inc. ("SSB"), a subsidiary of SSBH, acts as the Fund's distributor. SSB continues to sell Fund shares to the public as a member of the selling group.

Citi Fiduciary Trust Company ("CFTC"), a subsidiary of Citigroup, acts as the Fund's transfer agent and PFPCGlobal Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CFTCreceives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended April 30, 2001, the Fund paid transfer agent fees of $6,002 to CFTC.

The Fund offers Class A, Class B and Class L shares. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within six years of purchase. Class B shares automatically convert into Class A shares after eight years. Class L shares have a front-end, or initial, sales charge lower than Class A shares, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within one year of purchase. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B and Class L shares. For the six months ended April 30, 2001, the distributor received net commissions paid by investors of $23,000, $4,000 and $2,000 from sales of Class A, Class B and Class L shares, respectively and $1,000 in deferred sales charges from redemptions of Class B shares.

The  financial   statements  of  the  Portfolio,   including  the  portfolio  of
investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in
Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

                   11 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Manager and the distributor. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

E. DISTRIBUTIONS Distributions to shareholders are recorded on the ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

F. CHANGE IN FISCAL YEAR END During fiscal year 1997, the Fund changed its fiscal year end from December 31 to October 31.

G. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES
The Manager is responsible for overall management of the Funds' business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees paid to the Manager, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.35% of the Funds' average daily net assets. The management fee amounted to $47,503, all of which was voluntarily waived for the six months ended April 30, 2001.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.

3. SERVICE FEES
The Fund maintains separate Service Plans for Class A, Class B and Class L shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $31,587 for the six months ended April 30, 2001. Under the Class B and Class L Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B and Class L shares amounted to $8,073 and $1,302, respectively for the six months ended April 30, 2001. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing, or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio for the period aggregated $3,740,087 and $4,694,496, respectively.

                   12 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

5. SHARES OF BENEFICIAL INTEREST

The  Declaration  of Trust permits the Trustees to issue an unlimited  number of
full  and  fractional  shares  of  beneficial   interest  (without  par  value).
Transactions in shares of beneficial interest were as follows:

                                                                                      SIX MONTHS ENDED               YEAR ENDED
                                                                                       APRIL 30, 2001                OCTOBER 31,
                                                                                         (UNAUDITED)                    2000
===================================================================================================================================
CLASS A
Shares sold                                                                                143,821                     168,978
Shares issued to shareholders from reinvestment of distributions                           362,079                          --
Shares repurchased                                                                        (188,626)                   (290,116)
-----------------------------------------------------------------------------------------------------------------------------------
Class A net increase (decrease)                                                            317,274                    (121,138)
===================================================================================================================================
CLASS B
Shares sold                                                                                 21,521                      29,360
Shares issued to shareholders from reinvestment of distributions                            21,505                          --
Shares repurchased                                                                          (6,401)                     (7,071)
-----------------------------------------------------------------------------------------------------------------------------------
Class B net increase                                                                        36,625                      22,289
===================================================================================================================================
CLASS L**
Shares sold                                                                                 22,107                         606
Shares issued to shareholders from reinvestment of distributions                             2,028                          --
Shares repurchased                                                                          (4,037)                         --
-----------------------------------------------------------------------------------------------------------------------------------
Class L net increase                                                                        20,098                         606
===================================================================================================================================


** SEPTEMBER 22, 2000 (COMMENCEMENT OF OPERATIONS)

6. ASSUMPTION OF EXPENSES

The Manager has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended April 30, 2001, which amounted to $112,733 to maintain a voluntary expense limitation of 1.35%, 2.10% and 2.10% for Class A, Class B and Class L shares, respectively, of each classes of shares average daily net assets. This voluntary expense limitation may be discontinued at any time.

                   13 | 2001 Semi-annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
================================================================================
PORTFOLIO OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2001
================================================================================

     SHARES                                                      SECURITY                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS/ PRODUCER MANUFACTURING / INDUSTRIAL SERVICES -- 10.5%
         6,862      Alliant Techsystems, Inc.*                                                                            $646,400
        26,481      Aptargroup, Inc.                                                                                       836,270
        11,001      APW Ltd.*                                                                                               92,408
         7,436      Carlisle Inc.                                                                                          274,760
        10,294      Gentex Corp.*                                                                                          277,938
        12,749      Idex Corp.                                                                                             400,319
        16,036      Mettler Toledo International, Inc.*                                                                    709,593
         4,200      Mueller Industries, Inc.*                                                                              135,870
        15,974      Shaw Group Inc.*                                                                                       910,518
         9,000      Teleflex Inc.                                                                                          440,190
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,724,266
-----------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 0.5%
         3,362      Catalina Marketing Corp.*                                                                             117,536
         7,772      Multex System Inc.*                                                                                   124,352
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          241,888
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER DURABLES -- 1.3%
        16,103      Callaway Golf Co.                                                                                     390,659
        12,800      Jakks Pac Inc.*                                                                                       183,424
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          574,083
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES -- 0.9%
         8,800      Earthgrains Co.                                                                                       198,000
         6,000      Smithfield Foods Inc.*                                                                                205,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          403,500
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER SERVICES -- 3.4%
         7,443      Emmis Communications Corp.*                                                                           189,945
         7,436      Houghton Mifflin Co.                                                                                  338,412
        10,934      Isle of Capri Casinos, Inc.*                                                                           99,937
        14,350      P F Chang China Bistro Inc.*                                                                          557,067
        11,880      Station Casinos Inc.*                                                                                 167,033
         6,875      Westwood One, Inc.*                                                                                   180,469
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,532,863
-----------------------------------------------------------------------------------------------------------------------------------

ELECTRONIC TECH / TECHNOLOGY SERVICES -- 8.9%
        22,906      Aeroflex, Inc.*                                                                                       341,528
        12,179      Anaren Microwave, Inc.*                                                                               207,043
        17,800      AudioCodes Ltd.*                                                                                      150,232
         9,520      Celeritek Inc.*                                                                                       123,189
         9,238      Emulex Corp.*                                                                                         333,737
         3,049      Ixia*                                                                                                  51,833
        10,056      National Instruments Corp.*                                                                           351,960
        14,500      Network Appliance, Inc.*                                                                              329,878
         5,450      Newport Corp.                                                                                         205,792
         9,187      Powerwave Technologies, Inc.*                                                                         166,928
        29,319      Remec, Inc.*                                                                                          321,336
         3,724      Sawtek, Inc.*                                                                                          91,610
        17,193      Spectralink Corp.*                                                                                    174,337
-----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   14 | 2001 Semi-annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
================================================================================
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2001
================================================================================


     SHARES                                                      SECURITY                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC TECH / TECHNOLOGY SERVICES -- (CONTINUED)
         8,000      Technitrol, In                                                                                       $240,640
        26,144      Varian Inc.*                                                                                          844,974
         1,883      Veeco Instruments Inc.*                                                                                94,545
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,029,562
-----------------------------------------------------------------------------------------------------------------------------------

ENERGY / MINERALS -- 9.5%
         3,902      Atwood Oceanics Inc.*                                                                                 174,224
        14,147      Coflexip ADRs                                                                                       1,029,194
        30,120      Hanover Compressore Co.*                                                                            1,096,368
        18,266      Osca Inc.*                                                                                            484,049
         3,500      Penn Virginia Corp.                                                                                   155,750
        22,686      Precision Drilling Corp.*                                                                             959,391
        17,395      Varco International Inc.*                                                                             406,695
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,305,671
-----------------------------------------------------------------------------------------------------------------------------------

FINANCE -- 10.9%
        10,799      Affiliated Managers Group Inc.*                                                                       607,120
        35,325      Banknorth Group Inc.                                                                                  699,082
        16,354      Bisys Group, Inc.*                                                                                    788,263
        12,886      Chittenden Corp.                                                                                      386,580
        23,317      Cullen Frost Bankers,Inc.                                                                             746,144
         7,435      Presidential Life Insurance Corp.                                                                     128,328
        24,330      SEI Investments Co.                                                                                   975,876
        15,562      West America Bancorporation                                                                           569,569
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,900,962
-----------------------------------------------------------------------------------------------------------------------------------

HEALTH SERVICES/TECHNOLOGY -- 18.9%
          9,589     Alpharma, Inc.                                                                                        216,903
         6,324      Andrx Corp.*                                                                                          373,116
        17,440      Apria Healthcare Group, Inc.*                                                                         452,917
         3,937      Aurora Bioscience Corp.*                                                                               91,338
        10,873      CIMA Labs Inc.*                                                                                       609,323
        14,903      Corixa Corp.*                                                                                         216,839
         4,609      Cubist Pharmaceuticals Inc.*                                                                          143,432
         5,348      Curagen Corp.*                                                                                        175,949
         4,700      DIANON Systems, Inc.*                                                                                 193,875
         8,547      Enzon, Inc.*                                                                                          509,572
        16,088      Gilead Sciences, Inc.*                                                                                787,990
         8,442      Idec Pharmaceuticals Corp.*                                                                           415,346
         5,300      Inverness Medical Technology, Inc.*                                                                   185,500
         2,523      K V Pharmaceuticals Co.*                                                                               54,850
         1,500      Laboratory Corporation Of America Holdings*                                                           211,500
        14,836      Lifepoint Hospitals, Inc.*                                                                            515,106
         4,700      Lincare Holdings Inc.*                                                                                234,389
         8,174      Medicis Pharmaceutical Corp.*                                                                         406,248
        13,946      Millennium Pharmaceuticals Inc.*                                                                      511,539
         4,946      NPS Pharmaceuticals Inc.*                                                                             149,369
         4,912      Pharmacyclics Inc.*                                                                                   147,360
        16,530      Shire Pharmaceuticals Goup PLC, ADRs*                                                                 824,847
         5,800      Specialty Laboratories Inc.*                                                                          193,720

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   15 | 2001 Semi-annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
================================================================================
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2001
================================================================================

     SHARES                                                      SECURITY                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH SERVICES/TECHNOLOGY -- (CONTINUED)
         5,732      Titan Pharmaceuticals Inc. Del.*                                                                   $  202,053
        15,140      Triad Hospitals Inc.*                                                                                 465,555
          3500      Varian Medical Systems, Inc.*                                                                         241,150
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        8,529,786
-----------------------------------------------------------------------------------------------------------------------------------

RETAIL -- 3.6%
        10,463      Abercrombie & Fitch Co.*                                                                              346,418
        19,279      Cost Plus, Inc.*                                                                                      458,840
        10,391      Linens'n Things, Inc.*                                                                                280,661
         9,890      Ultimate Electronics Inc.*                                                                            246,261
         8,344      Zale Corp.*                                                                                           278,356
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,610,536
-----------------------------------------------------------------------------------------------------------------------------------

SEMI-CONDUCTOR -- 7.0%
        12,000      Advanced Power Technology, Inc.*                                                                      182,760
         9,200      Asyst Technologies Inc.*                                                                              170,660
         6,662      ATMI Inc.*                                                                                            175,411
        13,790      C-Cube Microsystems, Inc.*                                                                            219,951
         9,349      Emcore Corp.*                                                                                         387,984
        11,372      Exar Corp.*                                                                                           330,925
         7,400      MKS Instruments, Inc.*                                                                                186,554
        42,278      Oak Technology*                                                                                       470,977
         5,200      Pri Automation Inc.*                                                                                   99,372
        18,915      Semtech Corp.*                                                                                        544,185
        17,867      Silicon Storage Technology, Inc.*                                                                     177,598
        13,226      Transwitch Corp.*                                                                                     229,471
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,175,848
------------------------------------------------------------------------------------------------------------------------------------

SOFTWARE -- 7.2%
         8,246      Activision, Inc.*                                                                                     224,786
        12,647      Actuate Corp.*                                                                                        158,214
        10,000      Agile Software Corp.*                                                                                 190,700
         8,991      E.piphany Inc.*                                                                                        81,638
        21,358      EXE Technologies Inc.*                                                                                155,059
         8,224      Interwoven Inc.*                                                                                      120,399
         5,685      Iona Technologies PLC ADRs*                                                                           244,455
         8,636      Macrovision Corp.*                                                                                    493,807
         9,100      Manugistics Group, Inc.*                                                                              308,672
        10,447      Mercury Interactive Corp.*                                                                            691,069
         8,400      Netegrity, Inc.*                                                                                      335,916
         4,536      NetIQ*                                                                                                133,177
         4,269      Retek, Inc.*                                                                                          123,331
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,261,223
------------------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 2.7%
        10,429      Dobson Communications Corp.*                                                                          150,386
         3,950      Leap Wireless International Inc.*                                                                     137,697
         5,253      Powertel, Inc.*                                                                                       337,978
        13,715      Western Wireless Corp.*                                                                               610,729
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,236,790
-----------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.



                   16 | 2001 Semi-annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
================================================================================
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2001
================================================================================



     SHARES                                                      SECURITY                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION -- 1.6%
        14,230      CH Robinson Worldwide                                                                              $  385,064
         5,188      EGL, Inc.*                                                                                            123,008
          8000      Skywest Inc.                                                                                          212,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          720,072
-----------------------------------------------------------------------------------------------------------------------------------

UTILITIES -- 1.2%
        12,110      Cleco Corp.                                                                                           544,950
-----------------------------------------------------------------------------------------------------------------------------------

                    TOTAL COMMON STOCKS
                    (Identified Cost $34,982,327)                                                                       39,792,000
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 11.9%
                    Federal Farm Credit Bank Consumer Discount Note
                    4.50% due 5/1/01                                                                                    5,378,000
-----------------------------------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS
                    (Identified Cost $40,360,327)                                                                     $45,170,000
-----------------------------------------------------------------------------------------------------------------------------------

ADRS -- AMERICAN DEPOSITARY RECEIPTS
* NON-INCOME PRODUCING SECURITIES

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   17 | 2001 Semi-annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
================================================================================
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   APRIL 30, 2001
================================================================================

ASSETS:
     Investments at value (Note 1A) (Identified Cost, $34,982,327)                                                   $ 39,792,000
     Short-term holdings at value (Note 1A) (Identified Cost, $5,378,000)                                               5,378,000
     Cash                                                                                                                      97
     Dividends and interest receivable                                                                                      3,109
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                                                      45,173,206
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
     Payable for investments purchased                                                                                     57,362
     Payable to affiliates-- Management fees (Note 2)                                                                       5,883
     Accrued expenses and other liabilities                                                                                33,692
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                                                                     96,937
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                                            $45,076,269
====================================================================================================================================

REPRESENTED BY: PAID-IN CAPITAL FOR BENEFICIAL INTERESTS                                                              $45,076,269
====================================================================================================================================



                       SEE NOTES TO FINANCIAL STATEMENTS.

                   18 | 2001 Semi-annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
================================================================================
STATEMENT OF OPERATIONS (UNAUDITED)
================================================================================

FOR THE SIX MONTHS ENDED APRIL 30, 2001

INVESTMENT INCOME:
     Interest income                                             $ 121,034
     Dividend income                                                61,933
--------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                       182,967
--------------------------------------------------------------------------------
EXPENSES:
     Management fees (Note 2)                                      171,493
     Custody and fund accounting fees                               52,056
     Audit fees                                                     24,368
     Legal fees                                                     17,573
     Trustees fees                                                   5,578
     Other                                                             953
--------------------------------------------------------------------------------
     TOTAL EXPENSES                                                272,021
     Less: Aggregate amount waived by the Manager (Note 2)         (77,679)
--------------------------------------------------------------------------------
     NET EXPENSES                                                  194,342
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                (11,375)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized loss from investment transactions             (2,373,546)
     Unrealized depreciation of investments                     (6,494,717)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                 (8,868,263)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $(8,879,638)
===============================================================================




                       SEE NOTES TO FINANCIAL STATEMENTS.

                   19 | 2001 Semi-annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
================================================================================
STATEMENT OF CHANGES IN NET ASSETS
================================================================================



                                                                                        SIX MONTHS ENDED
                                                                                         APRIL 30, 2001         FOR THE YEAR ENDED
                                                                                           (UNAUDITED)           OCTOBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
     Net investment loss                                                                      $ (11,375)               $ (282,510)
     Net realized gain (loss) on investment transactions                                     (2,373,546)               44,261,269
     Unrealized depreciation of investments                                                  (6,494,717)              (13,053,084)
-----------------------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        (8,879,638)                30,925,675
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
     Proceeds from contributions                                                            11,900,599                 27,137,765
     Value of withdrawals                                                                  (14,485,708)               (98,473,742)
-----------------------------------------------------------------------------------------------------------------------------------
     NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                   (2,585,109)               (71,335,977)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                                                                 (11,464,747)               (40,410,302)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                                                    56,541,016                 96,951,318
-----------------------------------------------------------------------------------------------------------------------------------
     END OF PERIOD                                                                         $45,076,269                $56,541,016
===================================================================================================================================


===============================================================================
FINANCIAL HIGHLIGHTS
===============================================================================



                                                                                             TEN MONTHS               JUNE 21, 1995
                                                                                                ENDED                 (COMMENCEMENT
                                     SIX MONTHS ENDED                                        OCTOBER 31, YEAR ENDED  OF OPERATIONS)
                                      APRIL 30, 2001         YEAR ENDED OCTOBER 31,             1997    DECEMBER 31, TO DECEMBER 31,
                                                  ------------------------------------------
                                        (UNAUDITED)     2000          1999         1998       (NOTE 1F)      1996         1995
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) $45,076      $56,541       $96,951     $194,671      $49,598      $47,142        $4,989
Ratio of expenses to average net assets     0.85%*        0.85%         0.86%        0.88%       0.85%*        0.61%         0.00%*
Ratio of net investment income
    (loss) to average net assets           (0.05)%*      (0.33)%       (0.54)%      (0.50)%     (0.37)%*       0.15%         1.22%*
Portfolio turnover                            23%           81%          104%          51%         108%          89%            41%
NOTE: IF AGENTS OF THE PORTFOLIO HAD NOT  VOLUNTARILY  WAIVED A PORTION OF THEIR FEES AND ASSUMED  PORTFOLIO  EXPENSES FOR
      THE PERIODS  INDICATED  AND HAD EXPENSES  BEEN LIMITED TO THAT REQUIRED BY
      CERTAIN STATE  SECURITIES LAWS FOR THE PERIOD ENDED DECEMBER 31, 1995, THE
      RATIOS WOULD HAVE BEEN AS FOLLOWS:
RATIOS:
Expenses to average net assets              1.19%*        0.85%         0.86%        0.88%       1.04%*        1.17%         2.50%*
Net investment loss to average
    net assets                             (0.39)%*      (0.33)%       (0.54)%      (0.50)%     (0.56)%*      (0.41)%       (1.28)%*
====================================================================================================================================



* ANNUALIZED

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   20 | 2001 Semi-annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES

Small Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is CitiFund Management Inc. ("the Manager"). On April 1, 2001, Citibank N.A., transferred its asset management business, including management of the Fund to its newly formed affiliate, the Manager.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

F. CHANGE IN FISCAL YEAR END During the fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

G. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES

The Manager is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. The Manager also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.





                   21 | 2001 Semi-annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

The management fees paid to the Manager amounted to $171,493 of which $77,679 was voluntarily waived for the six months ended April 30, 2001. Management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   obligations,
aggregated $9,639,960 and $16,430,839, respectively, for the six months ended April 30, 2001.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 2001, as computed on a federal income tax basis, are as follows:

Aggregate cost                                      $34,982,327
==============================================================================
Gross unrealized appreciation                       $ 9,482,812
Gross unrealized depreciation                        (4,673,139)
------------------------------------------------------------------------------
Net unrealized appreciation                         $ 4,809,673
==============================================================================


5. LINE OF CREDIT

The Portfolio, along with various other Portfolios in the family of funds, entered into an ongoing line of credit agreement with a bank which allows the funds and Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 2001, the commitment fee allocated to the Portfolio was $55. Since the line of credit was established, there have been no borrowings.



                   22 | 2001 Semi-annual Report to Shareholders
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



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


SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES FUND

    TRUSTEES AND OFFICERS
    C. Oscar Morong Jr., Chairman
    Riley C. Gilley
    Diana R. Harrington
    Susan B. Kerley
    Heath B. McLendon*
    E. Kirby Warren
    William S. Woods Jr.**


    PRESIDENT
    Heath B. McLendon*


    SECRETARY
    Robert I. Frenkel*


    TREASURER
    Lewis E. Daidone*


     * Affiliated Person of
       Investment Manager
    ** Trustee Emeritus

    INVESTMENT MANAGER
    (of Small Cap Growth Portfolio)
    Citi Fund Management Inc.
    100 First Stamford Place,
    Stamford, Connecticut 06902

    DISTRIBUTOR
    Salomon Smith Barney Inc.

    CUSTODIAN
    State Street Bank &
      Trust Company

    TRANSFER AGENT
    Citi Fiduciary Trust Company
    125 Broad Street, 11th Floor
    New York, New York 10004

    SUB-TRANSFER AGENT
    PFPC Global Fund Services
    P.O. Box 9699
    Providence, Rhode Island
    02940-9699

     SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
-------------------------------------------------------------------------------

This report is submitted for general information of the shareholders of Smith Barney Small Cap Growth Opportunities Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.


SMITH BARNEY Small Cap
  Growth Opportunities Fund
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013



For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.


www.smithbarney.com/mutualfunds

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Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

FD02136 6/01